Long-Term Debts (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jul. 26, 2022 USD ($)	Jul. 26, 2022 CNY (¥)
Long-Term Debts [Line Items]
Interest expense	$ 47,115	$ 48,843	$ 102,350	$ 57,270	$ 43,749
Vehicle carrying value	100,497		130,533	191,260
Long term debt	1,473,170		2,531,552
Short term debt	$ 98,532			$ 103,649
Short-Term Debt [Member]
Long-Term Debts [Line Items]
Short term debt	$75,337
Short term debt			65,724
Long-Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt	$ 27,469		$ 69,670
Zhongli International Financial Leasing Co. LTD [Member]
Long-Term Debts [Line Items]
Vehicle carrying value						$ 210,867	¥ 1,500,000
Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	3.67%	4.43%	4.68%	4.59%
Minimum [Member] | Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding			0.38%	0.38%
Maximum [Member] | Long Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding			14.56%	14.56%